Loan Commitments and Other Related Activities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loan Commitments and Other Related Activities (Textual) [Abstract]
Unused Line Of Credit Facility Fixed Interest Rate Percentage Minimum	3.75%	5.00%
Unused Line Of Credit Facility Fixed Interest Rate Percentage Maximum	7.50%	6.75%
Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts of financial instruments with off-balance-sheet risk	61,592	46,862
Overdraft protection [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts of financial instruments with off-balance-sheet risk	12,264	11,664
Fixed Rate Commitments [Member] | Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts of financial instruments with off-balance-sheet risk	1,992	2,256
Variable Rate Commitments [Member] | Unused lines of Credit [Member]
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Contractual amounts of financial instruments with off-balance-sheet risk	66,884	48,248